Investment Objectives and Goals	Feb. 27, 2026
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Indexperts Gorilla Aggressive Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Indexperts Gorilla Aggressive Growth ETF (the “Fund”) seeks long-term capital appreciation.
Indexperts Quality Earnings Focused ETF | Indexperts Quality Earnings Focused ETF
Prospectus [Line Items]
Risk/Return [Heading]	Indexperts Quality Earnings Focused ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Indexperts Quality Earnings Focused ETF (the “Fund”) seeks total return.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Indexperts Yield Focused Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Indexperts Yield Focused Fixed Income ETF (the “Fund”) seeks current income.